Retirement Benefits (Schedule of Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United States
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate	2.89%	3.98%	3.33%
Expected return on plan assets	5.72%	6.09%	6.01%
Weighted-average assumptions used to determine benefit obligations at measurement date
Discount rate	2.00%	2.89%
Int’l
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate	2.05%	2.90%	2.50%
Expected return on plan assets	3.70%	5.09%	5.20%
Weighted-average assumptions used to determine benefit obligations at measurement date
Discount rate	1.40%	2.05%